Financial Risk Management - Summary of Allowance Account for Credit Loss Trade Receivables (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discloure of Detailed Information About Allowance Account For Credit Losses of Trade Receivables [Line Items]
Beginning of financial year	$ 4,823
End of financial year	4,953	$ 4,823
Trade receivables [member]
Discloure of Detailed Information About Allowance Account For Credit Losses of Trade Receivables [Line Items]
Beginning of financial year	4,823	3,529
Allowance made	4,209	3,116
Allowance written back	(2,064)	(845)
Allowance written off	(1,959)	(947)
Acquisition of subsidiary	17	0
Currency revaluation adjustment	(73)	(30)
End of financial year	$ 4,953	$ 4,823